Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses, net (note 16a)	18,693	12,881	6,086
General and administrative expenses (note 16b)	7,104	6,407	3,699
Total operating expenses	25,797	19,288	9,785
Operating (loss)	(25,797)	(19,288)	(9,785)
Other income (expenses), net (note 16c)	(5,263)	4,820	(2,039)
Net (loss)	(31,060)	(14,468)	(11,824)
Other comprehensive gain
Exchange differences arising from translating financial statements from functional to presentation currency		124	2,277
Total other comprehensive gain		124	2,277
Total comprehensive (loss)	$ (31,060)	$ (14,344)	$ (9,547)
Basic & diluted (loss) per share (in Dollars per share)	$ (1.69)	$ (0.81)	$ (0.9)
Weighted average number of shares outstanding (in Shares)	18,394,886	17,859,713	13,169,208